LEASES - Schedule of Components of Lease Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease cost	$ 99	$ 88	$ 75
Finance lease cost - amortization of right-of-use assets	6	6	4
Short-term lease cost	42	41	39
Variable lease cost	21	22	21
Total lease cost	$ 168	$ 157	$ 139